SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation
Our consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. The consolidated financial statements include the assets and liabilities of us and our wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Use of estimates
Use of estimates
The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles requires us to make estimates and assumptions that affect the amounts reported in our financial statements and accompanying notes. Such estimates and assumptions impact, among others, the following: judgements involved in identifying performance obligations in revenue contracts, estimating the amount of variable consideration to include in the transaction price, and allocating the transaction price to each performance obligation, impairment of assets, the amount of uncollectible accounts and accounts receivable, the amount to be paid for certain liabilities, including contingent liabilities, the amount of costs to be capitalized in connection with the construction of newbuildings and the determination of useful life of our vessels. Actual results could differ from those estimates.

Fair values
Fair values
We have determined the estimated fair value amounts presented in these consolidated financial statements using available market information and appropriate methodologies. However, considerable judgment is required in interpreting market data to develop the estimates of fair value. The estimates presented in these consolidated financial statements are not necessarily indicative of the amounts that we could realize in a current market exchange. Estimating the fair value of assets and liabilities requires the use of estimates and significant judgments, among others, the following: the market assumptions used when valuing acquired time charter contracts, the expected revenues earned by vessels and the operating costs (including drydocking costs) of those vessels and the discount rate used in cash flow based valuations. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Reporting and functional currency and Foreign currency
Reporting and functional currency
Our functional currency is the United States dollar as all revenues are received in United States dollars and a majority of our expenditures are made in United States dollars. We and our subsidiaries report in United States dollars.
Foreign currency
Transactions in foreign currencies during the year are translated into United States dollars at the rates of exchange in effect at the date of the transaction. Foreign currency monetary assets and liabilities are translated using rates of exchange at the balance sheet date. Foreign currency non-monetary assets and liabilities are translated using historical rates of exchange. Foreign currency transaction gains or losses are included in the consolidated statements of operations.

Revenue and expense recognition, Gains and losses on the sale of vessels, Charter hire expense and Contingent rental expense (income)
Revenue and expense recognition

Our shipping revenues are primarily generated from time charters and voyage charters. In a time charter, the vessel is hired by the charterer for a specified period of time in exchange for consideration which is based on a daily hire rate. Generally, the charterer has the discretion over the ports visited, shipping routes and vessel speed. The contract/charter party generally provides typical warranties regarding the speed and performance of the vessel. The charter party generally has some owner protective restrictions such as that the vessel is sent only to safe ports by the charterer and carries only lawful or non-hazardous cargo. In a time charter contract, where we charter the ship out to a charterer, we are responsible for all the costs incurred for running the vessel such as crew costs, vessel insurance, repairs and maintenance and lubes. The charterer bears the voyage related costs such as bunker expenses, port charges, canal tolls during the hire period. The performance obligations in a time charter contract are satisfied over the term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to us. The charterer generally pays the charter hire in advance of the upcoming contract period. The time charter contracts are considered operating leases because (i) the vessel is an identifiable asset (ii) we do not have substantive substitution rights and (iii) the charterer has the right to control the use of the vessel during the term of the contract and derives the economic benefits from such use. Time charter contracts are generally accounted for under ASC 842 leases and revenues are recorded over the term of the charter. When a time charter contract is linked to an index, we recognize revenue for the applicable period based on the actual index for that period.

Variable lease payments included into our time-charter agreements, such as positioning bonuses or profit sharing for fuel savings from scrubbers, that do not depend on an index or rate are excluded from the calculation of lease payments and recognized in the period in which the variability is resolved.

In a voyage charter contract, the charterer hires the vessel to transport a specific agreed-upon cargo for a single voyage. The consideration for such a contract is determined on the basis of a freight rate per metric ton of cargo carried or occasionally on a lump sum basis. The charterer is responsible for any short loading of cargo or "dead" freight. The voyage charter party generally has standard payment terms of 90 or 95% freight paid within three to five days after completion of loading. The voyage charter party generally has a "demurrage" or "despatch" clause. As per this clause, the charterer reimburses us for any potential delays exceeding the allowed laytime as per the charter party clause at the ports visited, which is recorded as demurrage revenue. Conversely, the charterer may be given credit if the loading/discharging activities happen within a shorter period than the allowed laytime, which is despatch and results in a reduction in revenue. Estimates and judgments are required in ascertaining the most likely outcome of a particular voyage and actual outcomes may differ from estimates. In a voyage charter contract, the performance obligations begin to be satisfied once the vessel begins loading the cargo.

Certain of our voyage charter contracts contain a lease. Voyage charters contain a lease component if the contract (i) specifies a specific vessel asset; and (ii) has terms that allow the charterer to exercise substantive decision-making rights, which have an economic value to the charterer and therefore allow the charterer to direct how and for what purpose the vessel is used. Voyage charter revenues and expenses are recognized ratably over the estimated length of each voyage, which the Company has assessed commence on loading of the cargo. ASC 842 Leases provides a practical expedient for lessors in which the lessor may elect, by class of underlying asset, to not separate non-lease components from the associated lease component and, instead, to account for these components as a single component if both of the following are met: (1) the timing and pattern of transfer of the non-lease component(s) and associated lease component are the same and (2) the lease component, if accounted for separately, would be classified as an operating lease.

When a lessor, we have elected this expedient for our time charter contracts and voyage charter contracts that qualify as leases and thus not separate the non-lease component, or service element, from the lease. Furthermore, ASC 842 Leases requires the Company to account for the combined component in accordance with ASC 606 revenues from contracts with customers if the non-lease components are the predominant components. Under this guidance the Company has assessed that the lease components were the predominant component for all of its time charter contracts. Furthermore, for certain of its voyage charter contracts the lease components were the predominant components.
Voyage and other contracts not qualifying as leases are accounted for under the provisions of ASC 606. We have determined that our voyage charter contracts consist of a single performance obligation of transporting the cargo within a specified period. Therefore, the performance obligation is met evenly as the voyage progresses, and the revenue is recognized on a straight line basis over the voyage days from the commencement of loading to completion of discharge.

The voyage charters generally have variable consideration in the form of demurrage or despatch, which is recognized as we satisfy the performance obligations under the contract. We estimate demurrage or despatch at contract inception using either the expected value or most likely amount approaches. Such estimate is reviewed and updated over the term of the voyage charter contract.

In a voyage contract, we bear all voyage related costs such as fuel costs, port charges and canal tolls. To recognize costs incurred to fulfill a contract as an asset, the following criteria shall be met: (i) the costs relate directly to the contract, (ii) the costs generate or enhance resources of the entity that will be used in satisfying performance obligations in the future and (iii) the costs are expected to be recovered. The costs incurred during the period prior to commencement of loading the cargo, primarily bunkers, are deferred as they represent setup costs and recorded as a current asset and are subsequently amortized on a straight-line basis as we satisfy the performance obligations under the contract. Costs incurred to obtain a contract, such as commissions, are also deferred and expensed over the same period. Costs related to the voyage which are incurred during the period between loading and discharging the cargo, are expensed as incurred.

Several of our Capesize vessels operated under a pool arrangement for Capesize vessels with Capesize Chartering Ltd. ("CCL") until 2021. Revenues and expenses for our owned vessels generated through this pool arrangement were presented gross. We considered ourselves the principal under the charter parties with the customers for the vessels that operated under this pool arrangement, primarily because we considered ourselves to have control over the service to be transferred for the customer under the charter parties. CCL, as pool manager, calculated the total pool revenues, pool expenses and pool results based on each participant’s reported results. Based on the aggregated pool results as defined under the pool agreement and a pre-determined pool key, reflecting a vessel’s earning capacity, CCL calculated and allocated a pool result for each vessel. The difference between the calculated pool result for our owned vessels and the actual result from the charter party with the third party customer was a settlement amount with CCL in 2021. This settlement amount allocated under the pool arrangement, is presented as other operating income (expenses), net, in our consolidated statements of operations.

Our Ultramax vessels operated under a revenue sharing agreement ("RSA"), for Supramax vessels managed by C Transport Maritime S.A.M. ("CTM"), formerly known as C Transport Holding Ltd until 2021. Under this RSA, CTM performed both commercial and operational functions related to the contracts with the third party customers. CTM as manager, recorded all revenues and voyage expenses for all vessels under the arrangement which include vessels owned by third parties. The revenues and voyage expenses were pooled together, allocated and the net result were distributed to each participant under the arrangement in accordance with an agreed-upon formula. Under this RSA, CTM also operated and therefore controlled the use of our owned vessels included under the arrangement. As a result, the RSA for our vessels with CTM was considered to meet the definition of a lease. We accounted for the transactions with CTM as variable rate operating leases and recognized revenues for the applicable periods based on the net amount to be distributed by CTM.

Other revenues primarily comprise revenues earned from the commercial management of related party vessels, which are recognized on an accruals basis as the services are provided and performance obligations are met. Other revenues also include insurance proceeds.

Gains and losses on the sale of vessels
Gains and losses on the sale of vessels are recognized when the vessel has been delivered and all risks have been transferred and are determined by comparing the net proceeds received with the carrying value of the vessel.

Charter hire expense
Charter hire expense is charged to the consolidated statement of operations on a straight-line basis over the lease term.

Contingent rental expense (income)
Any contingent elements of rental expense (income), such as profit share or interest rate adjustments included in our leases, are recognized when the contingent conditions have materialized.

Drydocking
Drydocking
Normal vessel repair and maintenance costs are expensed when incurred. We recognize the cost of a drydocking at the time the drydocking takes place, applying the "expense as incurred" method.

Impairment of vessels, newbuildings and right of use assets
Impairment of vessels, newbuildings and right of use assets
The carrying values of our vessels, newbuildings and right of use assets are reviewed for potential impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Indicators of impairment are identified based on a combination of factors which include amongst other, development of secondhand vessel values based on external appraisals of our ships, development of forward freight rates and spot rates. If impairment indicators exist, we assess the recoverability of the carrying value of each asset on an individual basis. We assess recoverability of the carrying value of owned vessels and newbuildings on an individual basis by estimating the future undiscounted cash flows expected to result from the asset, including any remaining construction costs for newbuildings, and eventual disposal. Fair value for our owned vessels and newbuildings is estimated based on values achieved for the sale/purchase of similar vessels and external appraisals. In addition, owned vessels held for sale are reported at the lower of carrying amount and fair value less estimated costs to sell. Recoverability of right of use assets is assessed on an asset by asset basis by estimating the future undiscounted cash flows from the right of use assets earned over the remaining lease term of our operating and finance leases. For owned vessels, newbuildings and right of use assets, if the future net undiscounted cash flows are less than the carrying value of the asset, or the current carrying value plus future newbuilding commitments, an impairment loss is recorded equal to the difference between the asset's carrying value and estimated fair value derived from cash flow based valuations.

Interest expense
Interest expense
Interest costs are expensed as incurred except for interest costs that are capitalized. For any newbuildings that are constructed, we capitalize interest expenses during construction of newbuildings based on accumulated expenditures for the applicable project at our current rate of borrowing. The capitalization of interest expenses ceases when the newbuilding is considered substantially completed. The amount of interest expense capitalized in an accounting period shall be determined by applying an interest rate (the "capitalization rate") to the average amount of accumulated expenditures for the asset during the period. The capitalization rates used in an accounting period are based on the rates applicable to borrowings outstanding during the period. We do not capitalize amounts beyond the actual interest expense incurred in the period.
Earnings per share
Earnings per share
Basic earnings per share is computed based on the income available to common stockholders and the weighted average number of shares outstanding. Treasury shares are weighted for the portion of the period they are outstanding. Diluted earnings per share includes the effect of the assumed conversion of potentially dilutive instruments.

Cash and cash equivalents
Cash and cash equivalents
All demand and time deposits and highly liquid, low risk investments with original maturities of three months or less at the date of purchase are considered equivalent to cash. Cash includes cash on hand and in the Company's bank accounts. The Company is required to maintain a minimum cash balance in accordance with its debt facility agreements with various banks. Such amounts are included in Cash and cash equivalents.

Restricted cash	Restricted cash Restricted cash consists of cash, which may only be used for certain purposes under our contractual arrangements and primarily comprises collateral deposits for derivative trading.
Marketable securities
Marketable securities
Our marketable securities are investments in equity securities with readily determinable fair values. These investments are measured at fair value and any resulting unrealized gains and losses are recorded in the consolidated statement of operations.
Derivatives
Derivatives
Our derivative instruments include interest-rate swaps, foreign currency swaps, forward freight agreements and bunker derivatives. These derivatives are considered to be economic hedges. However, none of these derivative instruments have been designated as hedges for accounting purposes. These transactions involve the conversion of floating rates into fixed rates over the life of the transactions without changes in the fair values are recognized as assets or liabilities. Changes in the fair value of these derivatives are recorded in Gain (loss) on derivatives in our consolidated statement of operations. Cash outflows and inflows resulting from economic derivative contracts are presented as cash flows from operations in the consolidated statement of cash flows.

Financial instruments
Financial instruments
In determining the fair value of our financial instruments, we use a variety of methods and assumptions that are based on market conditions and risks, including determining the impact of nonperformance risks, existing at each balance sheet date. For the majority of financial instruments, including most derivatives and long-term debt, standard market conventions and techniques such as options pricing models are used to determine fair value. All methods of assessing fair value result in a general approximation of value, and such value may never actually be realized.

Receivables
Receivables
Trade receivables, other receivables and long-term receivables are presented net of allowances for credit losses.

The company creates the allowance for expected credit losses to reflect the risk of estimated loss during the lifetime of receivables. The Company makes significant judgements and assumptions to estimate its expected losses. The allowance for credit losses can be determined using various methods, such as loss-rate methods, probability-of-default method or methods that utilize an aging schedule. At each reporting date, the allowance for credit losses is recorded as a reduction of receivables. Net income is adjusted to reflect the change in estimate from prior period.

If trade accounts receivable become uncollectible, they are charged as an operating expense.
Interest income on interest bearing receivables is recognized on an accrual basis using prevailing contractual interest rates.
Inventories	Inventories Inventories, which are comprised principally of fuel and lubricating oils, are stated at the lower of cost and net realizable value. Cost is determined on a first-in, first-out basis.
Vessels, newbuildings and depreciation
Vessels, newbuildings and depreciation
Vessels are stated at cost less accumulated depreciation. Newbuildings represent the accumulated costs to the balance sheet date which we have paid by way of purchase installments and other capital expenditures together with capitalized interest and associated finance costs. Depreciation is calculated based on cost less estimated residual value, using the straight-line method, over the useful life of each vessel. For newbuildings no charge for depreciation is made until the vessel is available for use. The useful life of each vessel is deemed to be 25 years. The residual value is calculated by multiplying the lightweight tonnage of the vessel by the market price of scrap per tonne. The market price of scrap per tonne is calculated as the 10-year historical average up to the date we take ownership of the vessel, across the two main recycling markets (Indian sub-continent and Bangladesh). Residual values are reviewed annually.

Finance leases and Operating leases
Finance leases
We charter in certain vessels and equipment under leasing agreements. Leases of vessels and equipment where we have substantially all the risks and rewards of ownership are classified as finance leases and we recognize on the balance sheet the right to use those assets and a corresponding liability. As most of our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. We make significant judgments and assumptions to estimate our incremental borrowing rate that a lessee would have to pay to borrow on a 100% collateralized basis over a term similar to the lease term and in an amount equal to the lease payments in a similar economic environment. We perform the following steps in estimating our incremental borrowing rate: (i) gather observable debt yields of our recently issued debt facilities; and (ii) make adjustments to the yields of the actual debt facilities to reflect changes in collateral level, terms, the risk-free interest rate, and credit ratings. Each lease payment is allocated between liability and finance charges to achieve a constant rate on the finance balance outstanding. The interest element of the finance cost is expensed to the Consolidated Statement of Operations over the lease period.

Variable lease payments that depend on an index or a rate are included in the calculation of lease payments and are measured using the prevailing index or rate at the measurement date. Future changes in an index or a rate are recognized as part of lease-related cost in each year.

Depreciation of vessels and equipment under finance lease is included within "Depreciation" in the Consolidated Statement of Operations. Vessels and equipment under finance lease are depreciated on a straight-line basis over the vessels' remaining economic useful life or on a straight-line basis over the expected term of the lease if shorter.

Upon termination of a finance lease, any remaining assets and obligations related to the vessel are written off to the Statement of Operations. The net position, including any termination payments, are presented in Other operating gains (losses).

Operating leases
Our operating leases relate to vessels, offices and equipment under leasing agreements that do not meet the criteria to be classified as finance leases. We recognize on the balance sheet the right to use those assets and a corresponding liability in respect of all material lease contracts with a duration, or lease term, of 12-months or above. Similar to our finance leases, the discount rate used for calculating the cost of the operating leases is the incremental cost of borrowing. The amortization of right of use assets relating to operating leased vessels is presented under charter hire expenses in the statement of operations. Impairment loss related to operating leases is presented in the income statement as a separate line within operating expense under Impairment loss on right of use assets.
For our time charter-in contracts, a non-lease component, or service element has been determined which is reported under ship operating expenses. We make significant judgements and assumptions to separate the lease component from the non-lease component of our time chartered-in vessels. For purposes of determining the standalone selling price of the vessel lease and technical management service components of our time charters, we have concluded that the residual approach would be the most appropriate method to use given that vessel lease rates are highly variable depending on shipping market conditions, the duration of such charters, and the age of the vessel. We believe that the standalone transaction price attributable to the technical management service component is more readily determinable than the price of the lease component and, accordingly, the price of the service component is estimated and the residual transaction price is attributed to the vessel lease component.

The amortization of right of use assets relating to office leases is reported under administrative expenses in the statement of operations.
Upon termination of an operating lease, any remaining assets and obligations related to the vessel are written off to the Statement of Operations.
Value of long-term charter contracts
Value of long-term charter contracts
We account for the fair value of acquired long-term charter contracts, as either a separate asset or liability. The fair value is calculated as the net present value of the difference in cash flows arising over the period of the contract when the expected cash flows from the contract are compared to expected cash flows from comparable contracts at the acquisition date. An asset is recorded for contracts, which are favorable to us and a liability has been recorded for contracts, which are unfavorable to us.
The amortization of time charter out contracts is recorded and presented under time charter revenues and the amortization of time charter-in contracts is amortized and presented under charter hire expenses in the consolidated statement of operations.
Equity method investments
Equity method investments
Investments in companies over which we have the ability to exercise significant influence but do not control are accounted for using the equity method. We record our investments in equity-method investees in the consolidated balance sheets as "Investment in associated companies" and our share of the investees' earnings or losses in the consolidated statements of operations as "Share of results of associated companies". The excess, if any, of purchase price over book value of our investments in equity method investees is included in the accompanying consolidated balance sheets in "Investment in associated companies".

The carrying values of equity method investments are reviewed for potential impairment whenever events or changes in circumstances indicate that the carrying amount of the investment may no longer be recoverable. Such indicators may include depressed spot rates and depressed second-hand vessel values. We assess recoverability of the carrying value of each individual equity method investments by estimating the fair value of the net assets of the company. An impairment loss is recorded equal to the difference between the investments carrying value and fair value. Fair value of investment is estimated based on values achieved for the sale/purchase of similar vessels and appraised valuations of the investments underlying assets.

Sales of shares of an investee is accounted for as gains or losses under non-operating items equal to the difference at the time of sale between selling price and carrying amount of the shares sold.

Deferred charges
Deferred charges
Loan costs, including debt arrangement fees, are capitalized and amortized on a straight-line basis over the term of the relevant loan. The straight line basis of amortization approximates the effective interest method. If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid. Amortization of deferred charges is included in interest expense. Debt issuance costs are presented in the balance sheet as a direct deduction from the carrying amount of the related debt.
Distributions to shareholders
Distributions to shareholders
Distributions to shareholders are applied first to retained earnings. When retained earnings are not sufficient, distributions are applied to the contributed capital surplus account.

Stock-based compensation
Stock-based compensation
Stock based compensation represents the cost of vested and non-vested shares and share options granted to employees and to directors, for their services, and is included in "General and administrative expenses" in the consolidated statements of operations. The fair value of share options grants is determined with reference to option pricing models, and depends on the terms of the granted options. The fair value is recognized as compensation expense over the requisite service period for all awards that vest based on the ’straight-line method’ which treats such awards as a single award and results in recognition of the cost ratably over the entire vesting period.

Treasury shares
Treasury shares
When the Company repurchases its share capital, the amount of the consideration paid is recognized as a deduction from equity and classified as treasury shares, pending future use. Treasury shares are recognized and measured at historic costs. In the event of a future resale, any price above the repurchase price would be allocated to additional paid in capital. Any price below the repurchase price would be first deducted from the amounts previously allocated to additional paid in capital, and the excess will be recognized as a reduction of retained earnings. The weighted average treasury shares reduce the number of shares outstanding used in calculating earnings per share.

Comprehensive income
Comprehensive income
The statement of comprehensive income presents the change in equity (net assets) during a period from transactions and other events and circumstances from non-owner sources. It includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders. Reclassification adjustments are presented out of other comprehensive income on the face of the statement in which the components of other comprehensive income are presented or in the notes to the financial statements. The Company follows the provisions of ASC 220 "Comprehensive Income", and presents items of net income (loss), items of other comprehensive income ("OCI") and total comprehensive income in two separate and consecutive statements.

Recently Issued Accounting Standards	RECENT ACCOUNTING PRONOUNCEMENTS
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The guidance expands public entities’ segment disclosures by requiring disclosure of significant segment expenses that are regularly reviewed by the CODM and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. The guidance also allows, in addition to the measure that is most consistent with U.S. GAAP, the disclosure of additional measures of segment profit or loss that are used by the CODM in assessing segment performance and deciding how to allocate resources. This guidance is effective for interim periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The amendments in this update should be applied retrospectively to all periods presented in the financial statements. The Company has not yet adopted this ASU and is in the process of evaluating the impact of the adoption of this pronouncement on its consolidated financial statements and related disclosures.

On December 14, 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The guidance requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The standard is intended to benefit investors by providing more detailed income tax disclosures that would be useful in making capital allocation decisions. This guidance is effective for periods beginning after December 15, 2024, with early adoption permitted. The amendments in this update should be applied either prospectively or retrospectively to all periods presented in the financial statements. The Company has not yet adopted this ASU and is in the process of evaluating the impact of the adoption of this pronouncement on its consolidated financial statements and related disclosures.

The Company has reviewed all other recently issued accounting pronouncements and has not identified any new or amended standards that would have a material impact on the Company's current accounting policies.